Note 26 - Reorganization Items, Net (Details Textual) $ in Millions	8 Months Ended
Aug. 31, 2013 USD ($)
Liabilities Subject To Compromise [Member]
Reorganization Items, Net [Line Items]
Reorganization Items	$ 84